Equipment, Net	12 Months Ended
Dec. 31, 2025
Boost Run Holdings LLC [Member]
Restructuring Cost and Reserve [Line Items]
Equipment, Net

Note 4. Equipment, Net

Equipment, net consisted of the following:

	December 31,
	2025	2024
Computer hardware	$11,025	$9,257
Fixed assets not in service	8,094	-
Computer equipment	28	28
	19,147	9,285
Less: accumulated depreciation	(4,281)	(2,382)
Equipment, net	$14,866	$6,903

All computer hardware shown above is leased to customers under operating lease arrangements.

Depreciation expense for equipment was $2,487 and $2,059 during the year ended December 31, 2025 and 2024, respectively. The net carrying value of disposals of long-lived assets for the years ended December 31, 2025 and 2024 was $1,110 and $258, respectively